Schedule II - Condensed Financial Information of Registrant Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
		Aug. 13, 2019	Sep. 20, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 02, 2013
ASSETS
Cash and cash equivalents (including cash within consolidated variable interest entities of — $65.7448377 and $75.15054353)	[1]			$ 959,200	$ 1,314,100
Other investments (equity method)	[2]			221,300	151,300
Right-of-use operating lease assets				72,800	83,400
Other assets				7,400	8,300
Total assets				15,157,300	13,844,100
LIABILITIES
Accrued expenses and other payables (4)	[3]			201,800	289,300
Short-term debt				299,900	0
Long-term debt				0	299,900
Operating lease liabilities				95,500	115,200
Total liabilities				12,799,300	11,069,300
SHAREHOLDERS’ EQUITY
60,395,839 ordinary shares of par value $0.01 each (December 31, 2021 — 60,395,839 shares)				604	604
Additional paid in capital				1,514,700	1,514,700
Retained earnings				1,349,000	1,382,500
Total accumulated other comprehensive (loss)				(506,300)	(123,000)	$ 19,700
Total liabilities and shareholders’ equity				$ 15,157,300	$ 13,844,100
Ordinary shares, issued				60,395,839	60,395,839
Ordinary shares, par value				$ 0.01	$ 0.01
Preference shares, par value				$ 0.0015144558
5.950% Preference Shares (AHL PRC)
SHAREHOLDERS’ EQUITY
Preference shares, issued				11,000,000	11,000,000			11,000,000
Preference shares, rate				5.95%	5.95%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRD)
SHAREHOLDERS’ EQUITY
Preference shares, issued				10,000,000	10,000,000
Preference shares, rate			5.625%	5.625%	5.625%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRE)
SHAREHOLDERS’ EQUITY
Preference shares, issued		10,000,000		10,000,000	10,000,000
Preference shares, rate		5.625%		5.625%	5.625%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558
Parent Company
ASSETS
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)				$ 40,500	$ 42,600
Cash and cash equivalents (including cash within consolidated variable interest entities of — $65.7448377 and $75.15054353)				44,400	45,000	$ 92,400	$ 37,400
Investments in subsidiaries (1)				2,767,900	3,142,000
Intercompany funds due from affiliates				1,700	1,300
Right-of-use operating lease assets				2,000	2,500
Other assets				5,900	8,000
Total assets				2,862,400	3,241,400
LIABILITIES
Accrued expenses and other payables (4)				22,300	25,500
Intercompany funds due to affiliates				180,500	139,000
Short-term debt				299,900	0
Long-term debt				0	299,900
Operating lease liabilities				1,700	2,200
Total liabilities				504,400	466,600
SHAREHOLDERS’ EQUITY
60,395,839 ordinary shares of par value $0.01 each (December 31, 2021 — 60,395,839 shares)				600	600
Additional paid in capital				1,514,700	1,514,700
Retained earnings				1,349,000	1,382,500
Unrealized (loss)/gains on investments				(333,200)	34,600
(Loss)/gain on derivatives				13,800	(1,600)
Gains on foreign currency translation (start of period)				(156,000)
Gains on foreign currency translation (end of period)				(186,900)	(156,000)
Total accumulated other comprehensive (loss)				(506,300)	(123,000)
Total shareholders’ equity				2,358,000	2,774,800
Total liabilities and shareholders’ equity				$ 2,862,400	$ 3,241,400
Ordinary shares, issued				60,395,839	60,395,839
Ordinary shares, par value				$ 0.0001	$ 0.0001

[1]	Cash and cash equivalents includes restricted cash of $232.1 million (2021 — $364.9 million, 2020 — $296.0 million) which are held in trusts.
[2]	Other investments includes related party investments of $25.3 million in Apollo Real Estate Fund and $12.7 million in Apollo Origination Partnership. (3) Cash and cash equivalents includes restricted cash of $232.1 million (2021 — $364.9 million) which are held in trusts.
[3]	Includes amounts due to related parties of $4.5 million for investment management fees (2021 — $3.2 million), and $1.3 million for management consulting fees (2021 — $Nil).